Convertible debentures, Key Inputs Derivative Liabilities (Q3) (Details)	Apr. 30, 2025 USD ($)	Oct. 08, 2024	Jul. 31, 2024 USD ($)	Sep. 12, 2023 USD ($)	Aug. 13, 2021 USD ($)
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.90		0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.90
Probability of De-SPAC Transaction Closing [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.99
Risk-free Interest Rate [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.0267	0.0453	0.0349
Risk-free Interest Rate [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	0.0248
Risk-free Interest Rate [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.0427	0.0061	0.046
Risk-free Interest Rate [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.0438	0.0425	0.0487
Expected Term (Years) [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	1.88
Expected Term (Years) [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.26	0.01	0.35
Expected Term (Years) [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.54	2	0.82
Expected Annual Volatility for the Company [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities	1.50
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.85	0.925	0.90
Expected Annual Volatility for the Company [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			1.12	1.50	1.45
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.025
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.025	0.025
Expected Annual Volatility for Focus Impact [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				1	0.05
Common Conversion Ratio [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.083
Common Conversion Ratio [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.063	0.083
Common Conversion Ratio [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.1462	0.155
Foreign Exchange Rate [Member] | Related Party [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities			0.7242
Foreign Exchange Rate [Member] | Related Party [Member] | Minimum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.718	0.727
Foreign Exchange Rate [Member] | Related Party [Member] | Maximum [Member]
Key Inputs Convertible Debentures [Abstract]
Derivative liabilities				0.734	0.747